BASIS OF CONSOLIDATION	12 Months Ended
Dec. 31, 2020
Basis Of Consolidation
BASIS OF CONSOLIDATION

The Annual Financial Statements comprise the financial statements of the Company and its wholly owned and partially owned subsidiaries as at December 31, 2020. Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. Effects of transactions between subsidiaries are eliminated on consolidation. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company. Accounting policies of the subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

The Company’s significant subsidiaries at December 31, 2020 are presented in the following table: